Average Annual Total Returns{- Fidelity Managed Retirement 2030 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-15 - Fidelity Managed Retirement 2030 Fund	Fidelity Advisor Managed Retirement 2030 Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2030 Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Managed Retirement 2030 Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Managed Retirement 2030 Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Managed Retirement 2030 Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Managed Retirement 2030 Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Managed Retirement 2030 Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2030 Fund: Class I Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		IXXRV Past 1 year	IXXRV Since Inception
Total	6.02%	10.66%	[1]	5.13%	9.64%	[1]	3.87%	7.91%	[1]	13.77%	15.75%	[1]	18.40%	23.23%	[1]	13.26%	14.67%	[1]

[1]	(a)From August 16, 2019